Organization And Business - Additional information (Details) - USD ($)	8 Months Ended
	Sep. 30, 2021	Aug. 27, 2021
Proceeds From Business Combination Net Of Issuance Costs Paid	$ 383,853,005
Bitfury Top Hold Co [Member]
Noncontrolling Interest, Ownership Percentage by Parent		83.40%
Proceeds From Business Combination Net Of Issuance Costs Paid	$ 383,900,000